Deferred government grant	12 Months Ended
Aug. 31, 2025
Deferred Government Grant
Deferred government grant

13. Deferred government grant

Government grants are recognized when there is reasonable assurance that the grants will be received and the company will comply with the conditions. The grants is deferred and recognized as a liability and is recognized in the statement of operations and compressive loss over the useful life of the intangible asset.

The Company previously qualified for the Government of Canada Scientific Research and Experimental Development (“SR&ED”) program, which provides refundable tax incentives for eligible research and development activities performed in Canada.

The Company’s eligibility under the SR&ED program ceased on November 3, 2023. All SR&ED claims and related receivables were fully recognized in prior fiscal years, and no additional accruals, recoveries, or claims were recorded during the year ended August 31, 2025.

As disclosed in prior years, a portion of the SR&ED proceeds received related to expenditures that had been capitalized as internally generated software. Accordingly, the related government incentive continues to be recognized as deferred income and is amortized to income over the useful life of the associated intangible assets in accordance with the Company’s accounting policy.

The Company does not expect any further SR&ED recoveries in future periods.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2025 and 2024

(Expressed in US Dollars)